TAXATION (Summary of Composition of Income (loss) before Provision for Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
TAXATION [Abstract]
Income/(Loss) from foreign entities	$ (112,056)	[1]	$ (8,723)	[1]	$ 4,880	[1]
Income from PRC entities (including HK and Taiwan)	38,962		8,507		4,959
Income/(Loss) before income taxes	$ (73,094)		$ (216)		$ 9,839

[1]	Foreign income before provision for income taxes is defined as income generated from operations located outside of the PRC including HK and Taiwan.